Schedule of Tax Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
VAT payables	¥ 11,355	¥ 43
Individual income tax payables	552	770
Construction tax payables	40	52
Educational development payables	29	37
Others	35	48
Total	¥ 12,011	¥ 950